Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Payables and Accruals [Abstract]
Accrual for services rendered and goods purchased	$ 7,352	$ 10,631		$ 5,478
Accrued payroll and benefits	7,030	11,779		9,987
Deferred rent	0	2,513		2,128
Other	4,184	4,672		5,192
Total	$ 18,566	$ 29,595	[1]	$ 22,785	[1]

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.